Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Estimated Useful Life (Details)	Dec. 31, 2025
Leasehold improvements [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	1 year
Leasehold improvements [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years
Manufacturing equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years
Manufacturing equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	10 years
Computer and electronic equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years
Computer and electronic equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	2 years
Office equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	4 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	4 years